Note 7 - Fair Value Assumptions (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Risk free interest rate	1.01%	1.66%
Expected volatility	85.00%
Maximum [Member]
Risk free interest rate	2.43%	2.43%
Expected volatility	129.00%
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate			2.30%
Expected life in years	5 years	10 years	10 years
Expected volatility		85.00%	85.00%